Consolidated Statements Of Changes In Stockholders' Equity - USD ($) shares in Millions, $ in Millions	Total	Common Stock [Member]	Additional Paid-In Capital [Member]	Retained Earnings [Member]	Treasury Stock [Member]	Accumulated Other Comprehensive Income Attributable To AT&T, Net Of Tax [Member]	Noncontrolling Interest [Member]
Balance at beginning of year at Dec. 31, 2013	$ 94,610	$ 6,495	$ 91,091	$ 34,269	$ (45,619)	$ 7,880	$ 494
Balance at beginning of year (in shares) at Dec. 31, 2013		6,495			(1,269)
Issuance of shares - common stock (value)		$ 0
Issuance of shares - common stock (in shares)		0
Repurchase of common stock					$ (1,617)
Repurchase of common stock (in shares)					(48)
Issuance of treasury stock			4		$ 207
Issuance of treasury stock (in shares)					9
Share-based payments			47
Change related to acquisition of interests held by noncontrolling owners			(34)
Net income attributable to AT&T ($2.10, $2.37 and $1.24 per diluted share)	6,442			6,442
Dividends to stockholders ($1.93, $1.89 and $1.85 per share)				(9,630)
Other comprehensive income attributable to AT&T	181					181
Net income attributable to noncontrolling interest	294						294
Distributions							(233)
Acquisitions of noncontrolling interests							69
Acquisition of interests held by noncontrolling owners							(70)
Balance at end of year at Dec. 31, 2014	90,270	$ 6,495	91,108	31,081	$ (47,029)	8,061	554
Translation adjustments attributable to noncontrolling interest, net of taxes	0						0
Balance at end of year (in shares) at Dec. 31, 2014		6,495			(1,308)
Issuance of shares - common stock (value)		$ 0
Issuance of shares - common stock (in shares)		0
Repurchase of common stock					$ (278)
Repurchase of common stock (in shares)					(8)
Issuance of treasury stock			(1,597)		$ 34,715
Issuance of treasury stock (in shares)					966
Share-based payments			252
Change related to acquisition of interests held by noncontrolling owners			0
Net income attributable to AT&T ($2.10, $2.37 and $1.24 per diluted share)	13,345			13,345
Dividends to stockholders ($1.93, $1.89 and $1.85 per share)				(10,755)
Other comprehensive income attributable to AT&T	(2,727)					(2,727)
Net income attributable to noncontrolling interest	342						342
Distributions							(294)
Acquisitions of noncontrolling interests							383
Acquisition of interests held by noncontrolling owners							0
Balance at end of year at Dec. 31, 2015	123,640	$ 6,495	89,763	33,671	$ (12,592)	5,334	969
Translation adjustments attributable to noncontrolling interest, net of taxes	(16)						(16)
Balance at end of year (in shares) at Dec. 31, 2015		6,495			(350)
Issuance of shares - common stock (value)		$ 0
Issuance of shares - common stock (in shares)		0
Repurchase of common stock					$ (655)
Repurchase of common stock (in shares)					(17)
Issuance of treasury stock			(43)		$ 588
Issuance of treasury stock (in shares)					11
Share-based payments			(140)
Change related to acquisition of interests held by noncontrolling owners			24
Net income attributable to AT&T ($2.10, $2.37 and $1.24 per diluted share)	12,976			12,976
Dividends to stockholders ($1.93, $1.89 and $1.85 per share)				(11,913)
Other comprehensive income attributable to AT&T	(373)					(373)
Net income attributable to noncontrolling interest	357						357
Distributions							(346)
Acquisitions of noncontrolling interests							0
Acquisition of interests held by noncontrolling owners							(25)
Balance at end of year at Dec. 31, 2016	124,110	$ 6,495	$ 89,604	$ 34,734	$ (12,659)	$ 4,961	975
Translation adjustments attributable to noncontrolling interest, net of taxes	$ 20						$ 20
Balance at end of year (in shares) at Dec. 31, 2016		6,495			(356)